Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2017
Supplement [Text Block]	nit1_SupplementTextBlock

NUVEEN NWQ GLOBAL ALL-CAP FUND

SUPPLEMENT DATED NOVEMBER 16, 2017

TO THE PROSPECTUS DATED OCTOBER 31, 2017

Nuveen NWQ Global All-Cap Fund will be liquidated after the close of business on January 22, 2018.

Effective December 18, 2017, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until January 16, 2018. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on January 22, 2018, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

Nuveen NWQ Global All-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1_SupplementTextBlock

NUVEEN NWQ GLOBAL ALL-CAP FUND

SUPPLEMENT DATED NOVEMBER 16, 2017

TO THE PROSPECTUS DATED OCTOBER 31, 2017

Nuveen NWQ Global All-Cap Fund will be liquidated after the close of business on January 22, 2018.

Effective December 18, 2017, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until January 16, 2018. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on January 22, 2018, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.